TEP FUND, INC.
                               Semi-Annual Report
                                  May 31, 2001

                                  TEP FUND INC.
                       1675 BROADWAY-16TH FL. @TOCQUEVILLE
                              NEW YORK, N.Y. 10019
                                  212-698-0835

                                                                    July 6, 2001

To our Shareholders,

We are pleased to enclose a semi-annual dividend payment of $0.48 per share to Stockholders of record on June 19, 2001. We also enclose our May 31, 2001 report to stockholders.

The dividend is the same amount as last year's for the similar period. Interest income decreased by $6,013. Overhead expenses increased slightly. Capital gains for the year are expected to be about $14,000 lower than the $20,479 realized last year. Similar to last year $0.01 of such gains is included in the semi-annual dividend this year.

Interest rates decreased during the six months ending May 31, 2001. This caused bond prices and the bond portfolio to increase $176,127 in value in the six month period. This compares with a drop in value of $ 211,694 in the six months ending May 31, 2000. Primarily as a result of this, the net asset value per share at May 31, 2001 was $19.40 vs. $18.69 at May 31, 2000 and $19.15 at
November 30, 2000.

Tep Fund, Inc. expects $1,515,000 in bond redemptions this year. Interest rates have decreased so that the reinvestment of these funds will probably produce less interest income than the bonds being redeemed. However, the company's policy is to ladder maturities, so that changes in interest income in any one year are not dramatic.

The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        -----------------------
                                        Stephen Tabb, President

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have reviewed the accompanying statement of net assets of Tep Fund, Inc., as of May 31, 2001 and 2000, including the portfolio of investments in tax-exempt securities as of May 31, 2001, and the related statements of operations and changes in net assets and the supplementary information for the six month periods then ended. All information included in these financial statements and the supplementary schedule is the representation of the management of Tep Fund, Inc.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial statements consists principally of inquiries of company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and supplementary schedule taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modification that should be made to the accompanying financial statements and supplementary schedule for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the supplementary schedule for the years ended November 30, 2000 and 1999 and in our report dated January 9, 2001, we expressed an unqualified opinion on such supplementary information.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
June 26, 2001

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                          MAY 31, 2001 AND MAY 31, 2000

                                                        MAY            MAY
                                                        2001           2000
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 11,722,553   $ 11,283,398

CASH & MONEY MARKET ACCOUNTS                             281,062        271,475

ACCRUED INTEREST RECEIVABLE                              185,362        187,181

PREPAID INSURANCE                                            500              0
                                                    ------------   ------------

          TOTAL ASSETS                              $ 12,189,477   $ 11,742,054
                                                    ============   ============

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          12,655         10,548
                                                    ------------   ------------

          NET ASSETS                                $ 12,176,822   $ 11,731,506
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      19.41   $      18.69
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                        MAY            MAY
                                                        2001           2000
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                        327,705        333,718
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        3,000          3,000
     DIRECTORS' FEES                                       3,000          3,000
     LEGAL FEES                                              701            637
     ACCOUNTING FEES                                       5,000          4,500
     SHAREHOLDERS' REPORTS & BANK CHARGES                      0            352
     REGISTRAR & TRANSFER                                  2,264          2,031
     INSURANCE                                               500          1,000
     FRANCHISE TAXES                                         455            680
     INVESTMENT ADVISORY FEES (NOTE 2)                    15,096         14,768
                                                    ------------   ------------

          TOTAL EXPENSES                                  30,016         29,968
                                                    ------------   ------------

          NET INVESTMENT INCOME                          297,689        303,750
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
     (NOTE 3)                                              5,205          7,416
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
        BEGINNING OF PERIOD                              335,110        272,947
        END OF PERIOD                                    511,237         61,253
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                       176,127       (211,694)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                         479,021         99,472
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             9.16%          8.98%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                        MAY            MAY
                                                        2001           2000
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    297,689   $    303,750

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                          5,205          7,416

     INCREASE/(DECREASE) IN UNREALIZED
         APPRECIATION ON INVESTMENTS                     176,127       (211,694)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                           479,021         99,472

DIVIDENDS PAID TO SHAREHOLDERS ($.51 PER SHARE
     IN 2001 AND $.57 IN 2000) *                        (320,061)      (357,652)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                    158,960       (258,180)

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,017,862     11,989,686
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $346,323 IN 2001
     AND $350,991 IN 2000)                            12,176,822     11,731,506
                                                    ============   ============

See Notes to Financial Statements.

*  DIVIDENDS:
     A dividend of $.52 per share was declared November 25, 1997 and was paid January 21, 1998.
     A dividend of $.49 per share was declared May 20, 1998 and was paid July 22, 1998.
     A dividend of $.49 per share was declared November 24, 1998 and was paid January 20, 1999.
     A dividend of $.52 per share was declared May 19, 1999 and was paid July 21, 1999.
     A dividend of $.57 per share was declared November 23, 1999 and was paid January 20, 2000.
     A dividend of $.48 per share was declared May 31, 2000 and was paid July 20, 2000.
     A dividend of $.51 per share was declared November 29, 2000 and was paid January 23, 2001.
     A dividend of $.48 per share was declared May 31,2001 and is to be paid July 19, 2001.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                      FOR THE SIX MONTHS ENDED   FOR THE YEARS ENDED
                                              MAY 31.               NOVEMBER 30.

                                          2001        2000        2000        1999

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 0.52      $ 0.53      $ 1.06      $ 1.09

EXPENSES                                 $ 0.05      ($0.05)     ($0.10)     ($0.10)
                                         ------------------      ------------------
NET INVESTMENT INCOME                    $ 0.47      $ 0.48      $ 0.96      $ 0.99

DIVIDENDS PAID TO SHAREHOLDERS           ($0.51)     ($0.57)     ($1.05)     ($1.01)

NET REALIZED GAIN (LOSS) FROM
     SECURITY TRANSACTIONS               $ 0.01      $ 0.01      $ 0.03      $ 0.11

NET INCREASE/(DECREASE) IN UNREALIZED
     APPPRECIATON OF INVESTMENTS         $ 0.28      ($0.34)     $ 0.10      ($0.94)
                                         ------------------      ------------------

NET INCREASE/(DECREASE) IN               $ 0.25      ($0.42)     $ 0.04      ($0.85)
     NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.15      $19.11      $19.11      $19.95
                                         ------------------      ------------------

     END OF PERIOD                       $19.40      $18.69      $19.15      $19.10
                                         ==================      ==================

ANNUALIZED PERCENT OF EXPENSES TO
     AVERAGE NET ASSETS                    0.50%       0.50%       0.49%       0.50%
                                         ==================      ==================

ANNUALIZED PERCENT OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS          4.92%       5.12%       5.03%       5.07%
                                         ==================      ==================

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                          May 31, 2001 and May 31, 2000

NOTE 1- SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                          May 31, 2001 and May 31, 2000

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains/(loss) realized during the six months ended May 31, 2001 and 2000 were $5,205 and $7,416 respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the six months ended May 31, 2001, ($.01 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $527,553 and $61,253 at May 31, 2001 and 2000, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short term funds are invested in Citibank's Tax Free Reserve Fund.

NOTE 2- INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2001 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

NOTE 3- PURCHASE AND SALES OF SECURITIES

     For the six months ended May 31, 2001 and 2000, the Fund made purchases of tax-exempt securities at a cost of $1,096,662 and $150,937 respectively.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                          May 31, 2001 and May 31, 2000

     The Fund had a sale and redemptions of tax-exempt securities of $365,476 during the six months ended May 31, 2001 and $332,437 in the 2000 period.
     The amortized cost of these securities was $360,271 and $325,021 respectively, resulting in realized gains in 2001 of $5,205 and $7,416 in 2000.

NOTE 4-COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2001 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 2001 and 2000.

NOTE 5- SUBSEQUENT EVENT

     On May 23, 2001 the Board of Directors declared a $.48 per share dividend, to be paid on July 19, 2001 to shareholders of record on June 19, 2001.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  1.34%    CALIFORNIA
           ----------
           LOS ANGELES COMMUNITY REDEV AGY           6.450      7/1/2017    $  150,000    $  153,000    $  156,698
           HSG RFOC SER A
           CALLABLE 07/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  150,000    $  153,000    $  156,698

  8.05%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION WATER &        9.625     10/1/2003    $  500,000    $  497,500    $  570,460
           ELECTRIC REV
           NON-CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         6.000      6/1/2021    $  250,000    $  250,000    $  269,155
           PUB ED SER C
           CALLABLE 06/01/2010 @ 101 AND
           06/01/2011 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         5.750      1/1/2012    $  100,000    $   99,900    $  103,917
           CALLABLE 01/01/2004 @ 101
           RATED AA+/Aa2

                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  850,000    $  847,400    $  943,532

  2.19%    HAWAII
           ------
           STATE GENERAL OBLIGATION SER CD           5.000      2/1/2003    $  250,000    $  250,000    $  256,578
           NON-CALLABLE
           RATED A+/Aa3

                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  250,000    $  250,000    $  256,578

  4.81%    ILLINOIS
           --------
           STATE GENERAL OBLIGATION                  5.750      5/1/2017    $  250,000    $  247,548    $  259,475
           CALLABLE 05/01/2006 @ 102
           MBIA INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           HEALTH FACILITIES AUTH REV SINAI          5.500     2/15/2009    $  175,000    $  175,000    $  185,099
           HEALTH SYSTEM
           CALLABLE 02/15/2006 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125      3/1/2011    $  115,000    $  114,550    $  119,779
           CALLABLE 03/01/2009 @ 101
           FGIC INSURED
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  540,000    $  537,098    $  564,354

  1.52%    INDIANA
           -------
           STATE HOUSING AUTH SINGLE FAMILY          5.150      7/1/2017    $  180,000    $  180,747    $  177,646
           MTGE REV SER D
           CALLABLE 01/01/2009 @ 101
           GNMA BACKED
           RATED NR/Aaa

                                                                            --------------------------------------
           TOTAL INDIANA                                                    $  180,000    $  180,747    $  177,646

  4.52%    LOUISIANA
           ---------
           STATE SER A                               6.100      5/1/2011    $  200,000    $  199,000    $  217,682
           PREREFUNDED 05/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE REFDG SER A                         5.250      8/1/2003    $  300,000    $  300,417    $  312,318
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,417    $  530,000

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  2.14%    MARYLAND
           --------
           MONTGOMERY COUNTY CONSTRUCTION            5.300      7/1/2001    $  250,000    $  250,017    $  250,448
           IMPROV SER A
           NON-CALLABLE
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MARYLAND                                                   $  250,000    $  250,017    $  250,448

  9.62%    MASSACHUSETTS
           -------------
           STATE CONSERVATION LOAN SER A             6.000      6/1/2011    $  500,000    $  499,000    $  500,000
           PREREFUNDED 06/01/2001 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOSTON INDUSTRIAL DEVELOPMENT             5.900      2/1/2022    $  250,000    $  252,668    $  262,375
           FINANCE AUTH SER A
           CALLABLE 02/01/2007 @ 102
           FHA INSURED
           RATED AAA/NR

           STATE WTR RES AUTH GEN RFDG SER B         5.250      3/1/2013    $  140,000    $  137,480    $  142,075
           CALLABLE 03/01/2003 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           DEUTSCHES ALTENHEIM NURSING HOME          5.050     10/1/2019    $  235,000    $  234,412    $  223,722
           BOSTON MASS REV SERIAL C
           CALLABLE 10/01/2008 @ 102
           FHA INSURED
           RATED AAA/NR
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $1,125,000    $1,123,560    $1,128,172

  2.27%    MICHIGAN
           --------
           STATE ENVIROMENTAL PROTECTION             6.250     11/1/2008    $  250,000    $  256,499    $  266,068
           PREREFUNDED 11/01/2002 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MICHIGAN                                                   $  250,000    $  256,499    $  266,068

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  0.88%    MISSOURI
           --------
           MISSOURI STATE WATER POLLUTION            5.100      8/1/2009    $  100,000    $   99,750    $  103,269
           SERIAL A
           CALLABLE 08/01/2003 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MISSOURI                                                   $  100,000    $   99,750    $  103,269

  2.22%    NEVADA
           ------
           STATE GENERAL OBLIGATION COLORADO         6.500     10/1/2009    $  250,000    $  255,051    $  260,030
           RIVER COMMUNITY
           CALLABLE 10/01/2002 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  250,000    $  255,051    $  260,030

  1.34%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250     7/15/2004    $  150,000    $  150,353    $  157,578
           CALLABLE 07/15/2003 @ 102
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL NEW HAMPSHIRE                                              $  150,000    $  150,353    $  157,578

  4.40%    NEW JERSEY
           ----------
           STATE RFDG SER D                          6.000     2/15/2010    $   86,000    $   85,699    $   91,581
           PREREFUNDED 02/15/2003 @ 102
           RATED AA+/Aa1

           STATE RFDG SER B                          6.000     2/15/2010    $  164,000    $  163,426    $  172,517
           CALLABLE 02/15/2003 @ 102
           RATED AA+/Aa1

           STATE CERTIFICATE OF PARTICIPATION        5.000     6/15/2014    $  250,000    $  249,375    $  252,275
           SER A
           CALLABLE 06/15/2007 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  516,372

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

 22.00%    NEW YORK
           --------
           STATE LOCAL GOVT ASSIST CORP SER A        6.875      4/1/2019    $  250,000    $  259,528    $  263,628
           PREREFUNDED 04/01/2002 @ 102
           RATED AA-/Aaa

           STATE MED CARE FAC SER D                  6.600     2/15/2031    $  250,000    $  252,439    $  269,675
           PREREFUNDED 02/15/2003 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FAC SER A                  6.600     2/15/2009    $  500,000    $  498,825    $  563,535
           PREREFUNDED 02/15/2005 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY SVC HWY &         6.000      1/1/2004    $  175,000    $  178,646    $  186,022
           BRDG SERIAL A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE MED CARE FACILITIES                 5.750     8/15/2019    $  100,000    $  100,000    $  105,494
           CALLABLE 08/15/2004 @ 100
           RATED AAA/NR

           ALBANY, NY                                5.375      9/1/2018    $  100,000    $   99,711    $  101,940
           CALLABLE 09/01/2010 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           STATE DORM AUTHORITY ST BARNABAS          5.350      8/1/2017    $  275,000    $  275,000    $  278,715
           HOSPITAL
           CALLABLE 08/01/2007 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE DORM AUTH REVS HIGHLAND HOSP        5.350      8/1/2017    $  300,000    $  300,765    $  304,170
           ROCHESTER
           CALLABLE 02/01/2008 @ 102
           FHA & MBIA INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE GENERAL OBLIGATION                  5.000     7/15/2014    $  250,000    $  249,250    $  253,515
           CALLABLE 07/15/2008 @ 101
           AMBAC INSURED
           RATED AA/Aaa

           STATE THRUWAY AUTHORITY HWY AND           5.000      4/1/2015    $  250,000    $  246,875    $  252,158
           BRDG-SERIAL A
           CALLABLE 04/01/2008 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $2,450,000    $2,461,039    $2,578,851

  6.22%    OHIO
           ----
           STATE GENERAL OBLIGATION                  6.650      9/1/2009    $  500,000    $  519,941    $  567,780
           INFRASTRUCTURE IMPROVEMENT
           NON-CALLABLE
           SINKING FUND 09/01/2005
           RATED AA+/Aa1

           FRANKLIN COUNTY HEALTH CARE               6.150    12/20/2019    $  150,000    $  150,938    $  161,687
           CALLABLE 12/20/2009 @ 103
           GNMA COLL
           RATED NR/Aaa
                                                                            --------------------------------------
           TOTAL OHIO                                                       $  650,000    $  670,879    $  729,467

  6.08%    PENNSYLVANIA
           ------------
           STATE GENERAL OBLIGATION SECOND           6.500     11/1/2004    $  400,000    $  398,208    $  411,840
           SER A
           PREREFUNDED 11/01/2001 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION SECOND           5.750     10/1/2017    $  100,000    $  100,000    $  105,795
           SER
           CALLABLE 10/01/2009 @ 101
           MBIA INSURED
           RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           PHILADELPHIA PA AUTH FOR INDL DEV REV     5.300      2/1/2022    $  200,000    $  197,502    $  195,550
           RFDG
           CALLABLE 02/01/2008 @ 102
           SKG FD BEG 02/01/08 AVG LIFE 07/03/16
           FHA INSURED
           RATED NR/Aa2
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  700,000    $  695,710    $  713,185

  0.89%    RHODE ISLAND
           ------------
           BOARD OF EDUC ST REFDG SER A              6.100     6/15/2003    $  100,000    $  100,952    $  104,771
           CALLABLE 06/15/2002 @ 102
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  100,000    $  100,952    $  104,771

  8.90%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTHORITY SER        6.000     10/1/2005    $  125,000    $  125,000    $  135,859
           1992 A
           NON-CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                  6.000     10/1/2006    $  150,000    $  148,598    $  164,585
           NON-CALLABLE
           RATED AA/Aa1

           EL PASO WATER & SEWER REV                 5.500      3/1/2019    $  250,000    $  249,123    $  254,880
           CALLABLE 03/01/2010 @ 100
           FSA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WATER            5.250      8/1/2012    $  225,000    $  225,000    $  232,288
           FINANCIAL ASSISTANCE SER C
           CALLABLE 08/01/2008  @ 100
           RATED AA/Aa1

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           CHANNELVIEW INDEPENDENT SCHOOL            5.000     8/15/2008    $  250,000    $  248,750    $  255,230
           DISTRICT
           CALLABLE 08/15/2004 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $1,000,000    $  996,470    $1,042,841

  2.05%    UTAH
           ----
           INTERMOUNTAIN POWER AGENCY POWER          5.000      7/1/2021    $  250,000    $  230,283    $  240,778
           SUPPLY REV SKG FD
           ESCROWED TO MATURITY (US GOVTS)
           RATED A+/A1
                                                                            --------------------------------------
           TOTAL UTAH                                                       $  250,000    $  230,283    $  240,778

  2.26%    WASHINGTON
           ----------
           STATE MOTOR VEHICLE SER B                 5.625      7/1/2020    $  100,000    $  100,101    $  103,499
           CALLABLE 07/01/2010 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION SER B            5.500      5/1/2010    $  150,000    $  150,863    $  161,511
           NON-CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  250,000    $  250,964    $  265,010

  4.54%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION RFDG             6.100      5/1/2005    $  150,000    $  153,860    $  162,860
           NON-CALLABLE
           RATED AA/Aa2

           STATE GENERAL OBLIGATION SER C            6.000      5/1/2019    $  100,000    $   99,768    $  106,542
           CALLABLE 05/01/2010 @ 100
           RATED AA/Aa2
           STATE GENERAL OBLIGATION SER A            5.000      5/1/2009    $  250,000    $  250,000    $  263,075
           PREREFUNDED 05/01/2006 @ 100
           RATED AA/Aaa
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  500,000    $  503,628    $  532,477

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  1.74%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTHORITY           6.650      6/1/2013    $  200,000    $  200,000    $  204,432
           INSD SINGLE FAMILY MTG
           CALLABLE 06/01/2004 @ 102
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WYOMING                                                    $  200,000    $  200,000    $  204,432

                                                                            --------------------------------------
100.00%    TOTAL INVESTMENTS                                               $11,195,000   $11,211,316   $11,722,553
                                                                            ======================================

                        See Notes to Financial Statements